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January 3, 2005	__________

BEIJING
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Securities and Exchange Commission	TORONTO

450 Fifth Street, N.W.

Washington, D.C. 20459

Re:	Wright Express Corporation
Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Wright Express Corporation, a Delaware corporation (the “Company”), and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the rules and regulations promulgated thereunder, we hereby submit for filing, via direct electronic transmission, Amendment No. 1 to the above-referenced Registration Statement (the “Registration Statement”), relating to the proposed initial public offering of common stock, par value $0.01, of the Company.

Please call Gregory A. Fernicola at (212) 735-2918 or the undersigned at (212) 735-2103 if you have any questions concerning the enclosed material or desire further information or clarification in connection therewith.

Yours truly,

/s/    Nanda Monteiro

Nanda Monteiro

Enclosure